Investments in Subsidiaries - Assets and Liabilities and Cash Flow Effect of Disposal of Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of subsidiaries [Line Items]
Property, plant and equipment (Note 11)	¥ 3,824,018			$ 604,168	¥ 4,127,185
Inventories	2,572,745			406,475	1,663,879
Deferred taxation	315,390			49,829	308,207
Total assets	21,015,059			3,320,229	18,596,506
Payables and accruals	(7,624,496)			(1,204,616)	(6,981,815)
Provision for taxation	(46,716)			(7,381)	(47,667)
Deferred taxation	(116,468)			(18,401)	¥ (115,758)
Gain on disposal:
Gain (loss) on disposal of the subsidiaries (Note 8.2(b))	216,115	$ 34,145
Less: Retention sum receivables	(30,000)			(4,740)
Net cash inflow on disposal of the subsidiaries	341,602	53,971	¥ 170,703
Xiamen Yuchai Diesel Engines Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Property, plant and equipment (Note 11)			66,597
Land use rights			17,661
Inventories			6,354
Trade receivables and other receivables			111,651
Deferred taxation			244
Cash and bank balances			18,797
Total assets			221,304
Payables and accruals			(17,161)
Provision for taxation			(996)
Carrying value of net assets			203,147
Gain on disposal:
Total consideration			189,500
Net assets derecognized			(203,147)
Gain (loss) on disposal of the subsidiaries (Note 8.2(b))			(13,647)
Cash and bank balances of the subsidiaries			(18,797)
Net cash inflow on disposal of the subsidiaries			¥ 170,703
LKN Investment International Pte. Ltd ("LKNII") and LKNII's wholly-owned subsidiary, Shanghai Hutai Real Estate Development Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Property, plant and equipment (Note 11)	104,844			16,565
Trade receivables and other receivables	3,257			514
Cash and bank balances	9,153			1,446
Total assets	117,254			18,525
Payables and accruals	(3,737)			(590)
Provision for taxation	(44)			(7)
Deferred taxation	(588)			(93)
Carrying value of net assets	112,885			17,835
Gain on disposal:
Total consideration	(395,000)	(62,407)
Less: Cost of disposal	(47,532)	(7,510)
Total consideration less cost of disposal	347,468	54,897
Net assets derecognized	(112,885)			(17,835)
Realization of foreign translation reserves upon disposal	(18,468)	(2,917)
Gain (loss) on disposal of the subsidiaries (Note 8.2(b))	216,115	34,145
Total consideration less cost of disposal	347,468	54,897
Add: Transaction cost unpaid	33,287	5,260
Less: Retention sum receivables	(30,000)			$ (4,740)
Cash and bank balances of the subsidiaries	(9,153)	(1,446)
Net cash inflow on disposal of the subsidiaries	¥ 341,602	$ 53,971